CONSOLIDATED CASH FLOW STATEMENT (UNAUDITED) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021 [1]
Cash flows from operating activities
Profit before tax	£ 3,283	£ 3,420
Adjustments for:
Change in operating assets	(13,288)	1,799
Change in operating liabilities	26,163	6,422
Non-cash and other items	(1,196)	(1,068)
Tax paid (net)	(470)	(646)
Net cash provided by operating activities	14,492	9,927
Cash flows from investing activities
Purchase of financial assets	(2,359)	(5,411)
Proceeds from sale and maturity of financial assets	5,191	6,335
Purchase of fixed assets	(1,584)	(1,509)
Proceeds from sale of fixed assets	431	542
Net cash provided by (used in) investing activities	1,679	(43)
Cash flows from financing activities
Dividends paid to ordinary shareholders	0	(1,000)
Distributions on other equity instruments	(114)	(203)
Dividends paid to non-controlling interests	(20)	(3)
Return of capital contributions	(2)	(2)
Interest paid on subordinated liabilities	(199)	(310)
Proceeds from issue of subordinated liabilities	0	1,086
Proceeds from issue of other equity instruments	0	1,549
Repayment of subordinated liabilities	(1,644)	(471)
Redemption of other equity instruments	0	(1,850)
Borrowings from parent company	73	2,459
Repayments of borrowings to parent company	0	(850)
Interest paid on borrowings from parent company	(96)	(127)
Net cash (used in) provided by financing activities	(2,002)	278
Effects of exchange rate changes on cash and cash equivalents	1	0
Change in cash and cash equivalents	14,170	10,162
Cash and cash equivalents at beginning of period	55,960	51,622
Cash and cash equivalents at end of period	£ 70,130	£ 61,784

[1]	Restated, see page 34.